John Deere Owner Trust 2017-B	EXHIBIT 99.3
Servicer’s Certificate

$200,000,000 Class A-1 1.35000% Asset Backed Notes due July 16, 2018
$230,000,000 Class A-2A 1.59% Asset Backed Notes due April 15, 2020
$90,000,000 Class A-2B Floating Rate Asset Backed Notes due April 15, 2020
$250,000,000 Class A-3 1.82% Asset Backed Notes due October 15, 2021
$87,230,000 Class A-4 2.11% Asset Backed Notes due July 15, 2024
$21,980,529 Overcollateralization

Scheduled Payment Date (30/360)				15-Mar-18
Actual Payment Date (A/360)				15-Mar-18
Collection Period Begin Date				29-Jan-18
Collection Period End Date				25-Feb-18
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				28
One-Month LIBOR as of the LIBOR Determination Date:				1.58750%
Class A-2B interest rate:				1.69750%

(1)	Total Distribution Amount:			$34,127,846.67
	(a)	Total cash receipts during the month:		$32,618,383.85
	(b)	Administrative repurchases during the month:		$1,505,077.69
	(c)	Investment earnings on cash accounts:		$4,385.13
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$960,238.30
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$4,117.21
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2A Notes:	$304,750.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2A Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2B Notes:	$118,825.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2B Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$379,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(e)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$153,379.42
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$31,194,215.47
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$3,921,154.93
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	12.57%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$3,921,154.93

	(b)	(i)	Class A-2A Noteholders’ Monthly Principal Distributable Amount:	$19,602,512.26
		(ii)	% of Principal Distribution Amount applicable to Class A-2A Noteholders:	62.84%
		(iii)	Class A-2A Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2A Noteholders’ Principal Distributable Amount:	$19,602,512.26

	(c)	(i)	Class A-2B Noteholders’ Monthly Principal Distributable Amount:	$7,670,548.28
		(ii)	% of Principal Distribution Amount applicable to Class A-2B Noteholders:	24.59%
		(iii)	Class A-2B Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2B Noteholders’ Principal Distributable Amount:	$7,670,548.28

	(d)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(e)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$32,154,453.77

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,792,105.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(e)	Ending Balance (after giving effect to all distributions):		$8,792,105.00
	(f)	Specified Reserve Account Balance:		$8,792,105.00

(7)	Servicing Fee:			$584,467.11
	(a)	Amount of Servicing Fee earned:		$584,467.11
	(b)	Amount of Servicing Fee paid:		$584,467.11
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$1,388,825.79

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$669,253,917.02

	(b)	Note Value as of the end of the related Collection Period:		$651,937,468.56

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$21,980,529.00

	(d)	Number of Accounts at the end of the related Collection Period:		17,160

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2A Notes:	$210,397,487.74
		(ii)	Class A-2A Note Pool Factor:	0.9147717

	(c)	(i)	Outstanding Principal Balance of Class A-2B Notes:	$82,329,451.72
		(ii)	Class A-2B Note Pool Factor:	0.9147717

	(d)	(i) Outstanding Principal Balance of Class A-3 Notes:	$250,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Class A-4 Notes:	$87,230,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,392,228.88
		(ii) % of Pool Balance:	0.20%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$43,451.01
	(ii)	Cumulative amount of net losses:	$335,733.73
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.04%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.74%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,463
	(b)	Number of loans at the end of the period:	17,160
	(c)	Weighted average remaining term on receivables:	36.28
	(d)	Prepayment amount - monthly:	$7,976,747.25
	(e)	Prepayment amount - life-to-date:	$56,872,037.48
	(f)	Weighted average APR of the pool assets:	2.47%
	(g)	Pool Factor:	0.74

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.74%
	(c)	Delinquency Trigger Occurred: Y/N	N